Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables.
Summary of Trade Receivables

	31 December	31 December
	2022	2021
Receivables from subscribers	3,897,783	4,226,225
Undue assigned contracted receivables	2,247,674	1,878,484
Accounts and notes receivable	519,605	723,740
	6,665,062	6,828,449